Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary Of EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$11,704,653,488	$10,198,760,731
Less: Benefits payable to participants	(7,017,271)	(5,731,689)
Net assets available for benefits per Form 5500	$11,697,636,217	$10,193,029,042

Summary Of Employee Benefit Plan Reconciliation Of The Increase In Net Assets As Per 5500
The following is a reconciliation of net increase in net assets per the financial statements to the Form 5500 for the year ended December 31, 2025:

Net increase/(Decrease) in net assets available for benefits per the financial statements	$1,505,892,757
Add: Benefits payable to participants at December 31, 2024	5,731,689
Less: Benefits payable to participants at December 31, 2025	(7,017,271)
Net increase/(Decrease) in net assets per Form 5500	$1,504,607,175